Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current
Senior Notes	$ 414,638	$ 498,347
Non-current	680,005	697,843
Current
Senior Notes	6,858	8,250
Current	99,551	207,106
Total borrowings	779,556	904,949	$ 1,007,752
Bank overdrafts
Current
Bank overdrafts and borrowings	0	4,386
Bank borrowings
Non-current
Bank borrowings	265,367	199,496
Current
Bank overdrafts and borrowings	$ 92,693	$ 194,470